Hedging activities - Schedule of Notational Maturity Profile (Details) - Cash flow hedges - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 3,054	€ 3,818	€ 4,488
Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			636
Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,240	1,460	1,105
Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	683	696	1,306
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,131	1,662	1,441
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,686	2,085	3,047
Less than 1 year | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			636
Less than 1 year | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	937	1,196	980
Less than 1 year | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	602
Less than 1 year | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	749	889	829
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,181	1,315	713
1 to 3 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			0
1 to 3 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	303	264	125
1 to 3 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	512	416	0
1 to 3 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	366	635	588
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	122	222	529
3 to 5 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			0
3 to 5 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	114	101	520
3 to 5 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8	121	9
Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	65	196	199
Later than five years [member] | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			0
Later than five years [member] | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
Later than five years [member] | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	57	179	184
Later than five years [member] | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 8	€ 17	€ 15